Preferred Stock - Schedule of Maximum Redemption Amount of the Company's Preferred Stock (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Class of Stock [Line Items]
Total	$ 35,524
2026	7,105
2027	7,105
2028	7,105
2029	7,105
2030	7,104
Series B Preferred Stock
Class of Stock [Line Items]
Total	35,524
2026	7,105
2027	7,105
2028	7,105
2029	7,105
2030	$ 7,104